BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES (Details) - Machinery and Equipment [Member]	Nov. 30, 2024
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years